INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax loss carry forward	$ 1,386	$ 1,402	$ 1,558
Patents capitalized and amortized for tax purposes	0	0	4
Unrecognized deferred tax assets	$ 1,386	$ 1,402	$ 1,568